NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Noncontrolling Interests
Operating	Rp 73,354	$ 4,713	Rp 68,353	Rp 65,317
Investing	(39,122)	(2,513)	(37,914)	(35,099)
Financing	(40,965)	(2,631)	(12,775)	(27,910)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,733)	$ (431)	17,664	2,308
Telkomsel
Noncontrolling Interests
Operating	42,970		40,789	39,758
Investing	(8,652)		(12,943)	(10,923)
Financing	(30,783)		(34,239)	(28,277)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,535		(6,393)	Rp 558
Mitratel
Noncontrolling Interests
Operating	6,020		5,363
Investing	(10,893)		(12,597)
Financing	(7,921)		25,851
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	Rp (12,794)		Rp 18,617